Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2014
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	March 31, 2014
	Gross Amount	Accumulated Amortization	Net Amount	Weighted Average Amortization Period (years)

Patents and trademarks	$154,214	$(55,712)	$98,502	4.9
Software development costs for internal use	547,127	(465,543)	81,584	1.6
Total intangible assets	$701,341	$(521,255)	$180,086

	March 31, 2013
	Gross Amount	Accumulated Amortization	Net Amount	Weighted Average Amortization Period (years)
Patents and trademarks	$154,214	$(54,251)	$99,963	5.9
Software development costs for internal use	547,127	(374,827)	172,300	2.6
Total intangible assets	$701,341	$(429,078)	$272,263

Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets is as follows:
Years Ending March 31,
2015	$62,884
2016	49,770
2017	28,199
2018	19,617
2019	19,616
$180,086